OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2020	2019	2018
	$ million	$ million	$ million
Short-term employee benefits	12	18	18
Share-based payments expense	5	5	10
Pension and post-employment benefit entitlements	2	2	2
Compensation for loss of office	–	6	–
	19	31	30